Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2022
Temporary Equity Disclosure [Abstract]
Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$

Balance as of January 1	108,629	397,385	55,863
Issuance of subsidiary shares	253,420	—	—
Accretion of redeemable noncontrolling interests	12,306	—	—
Deconsolidation of subsidiaries	—	(397,385)	(55,863)
Balance as of September 30	374,355	—	—